UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.9%
Australia — 12.2%

ASX, Ltd.(1)	73,772	2,263,319
Orica, Ltd.(1)	185,247	2,072,198
Rio Tinto, Ltd.(1)	55,723	1,797,848
Wesfarmers, Ltd.(1)	72,870	2,192,422
Woodside Petroleum, Ltd.(1)	96,210	2,017,839
Woolworths, Ltd.(1)	115,088	2,036,678

		12,380,304

Bermuda — 4.3%

GOME Electrical Appliances Holding, Ltd.(1)	13,221,718	2,184,700
Li & Fung, Ltd.(1)	3,132,000	2,117,530
Peace Mark Holdings, Ltd.†(2)(3)	800,000	0

		4,302,230

Brazil — 3.8%

CCR SA(1)	644,300	2,029,855
Telefonica Brasil SA (Preference Shares)(1)	199,893	1,805,314

		3,835,169

Cayman Islands — 6.5%

Belle International Holdings, Ltd.(1)	2,386,000	1,769,823
Country Garden Holdings Co., Ltd.(1)	5,945,000	2,420,464
Shimao Property Holdings, Ltd.(1)	1,376,336	2,428,171

		6,618,458

China — 12.0%

China National Building Material Co., Ltd.(1)	3,290,991	1,566,581
China Shenhua Energy Co., Ltd., Class H(1)	1,252,000	1,948,258
China Vanke Co., Ltd.(2)(3)	999,000	2,980,139
Great Wall Motor Co., Ltd.(1)	2,028,533	2,353,277
Huaneng Power International, Inc.(1)	1,778,000	1,526,715
Jiangxi Copper Co., Ltd.(1)	1,471,000	1,736,291

		12,111,261

Finland — 1.8%

Metso Oyj(1)	81,664	1,818,380

France — 9.3%

Casino Guichard Perrachon SA(1)	37,066	1,702,639
Rexel SA(1)	148,115	1,966,341
Schneider Electric SE(1)	34,323	1,954,210
Technip SA(1)	40,743	2,012,542
Vivendi SA(1)	84,567	1,821,010

		9,456,742

Germany — 2.1%

Deutsche Post AG(1)	76,620	2,157,740

Hong Kong — 2.2%

Lenovo Group, Ltd.(1)	2,214,000	2,231,009

Japan — 2.2%

Japan Tobacco, Inc.(1)	61,500	2,258,104

Norway — 1.9%

Statoil ASA(1)	138,223	1,933,228

Russia — 3.3%

MMC Norilsk Nickel PJSC ADR	122,285	1,552,408
Mobile TeleSystems PJSC ADR	280,812	1,735,418

		3,287,826

South Africa — 5.0%

MTN Group, Ltd.(1)	151,751	1,300,933
Sasol, Ltd.(1)	66,173	1,782,576
Vodacom Group, Ltd.(1)	195,990	1,929,024

		5,012,533

Sweden — 2.1%

Tele2 AB, Class B(1)	210,066	2,086,651

Switzerland — 2.0%

ABB, Ltd.(1)	113,233	2,009,890

Taiwan — 14.5%

Asustek Computer, Inc.(1)	230,000	1,897,556
AU Optronics Corp.(1)	6,073,542	1,782,410
Foxconn Technology Co., Ltd.(1)	694,775	1,465,739
Hon Hai Precision Industry Co., Ltd.(1)	779,000	1,905,289
Innolux Corp.(1)	5,910,000	1,771,979
MediaTek, Inc.(1)	240,229	1,815,496
Pegatron Corp.(1)	766,000	1,665,190
Siliconware Precision Industries Co., Ltd.(1)	1,545,000	2,379,328

		14,682,987

Turkey — 3.5%

Eregli Demir ve Celik Fabrikalari TAS(1)	1,572,967	1,637,738
Turkcell Iletisim Hizmetleri AS(1)	555,496	1,884,148

		3,521,886

United Kingdom — 8.2%

Aberdeen Asset Management PLC(1)	399,752	1,703,006
BAE Systems PLC(1)	300,631	2,212,577
Unilever PLC(1)	50,608	2,166,922
William Hill PLC(1)	377,740	2,204,309

		8,286,814

Total Long-Term Investment Securities (cost $107,262,071)		97,991,212

REPURCHASE AGREEMENTS — 1.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $1,448,000)	$1,448,000	1,448,000

TOTAL INVESTMENTS — (cost $108,710,071)(5)	98.3%	99,439,212
Other assets less liabilities	1.7	1,717,203

NET ASSETS —	100.0%	$101,156,415

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $91,723,247 representing 90.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $2,980,139 representing 2.9% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Industry Allocation*
Real Estate Operations & Development	7.8%
Cellular Telecom	6.8
Food-Retail	5.9
Computers	5.5
Electronic Components-Misc.	5.3
Distribution/Wholesale	4.0
Oil Companies-Integrated	3.7
Metal-Diversified	3.4
Semiconductor Components-Integrated Circuits	2.4
Auto-Cars/Light Trucks	2.3
Finance-Other Services	2.2
Tobacco	2.2
Aerospace/Defense	2.2
Gambling (Non-Hotel)	2.2
Retail-Consumer Electronics	2.2
Cosmetics & Toiletries	2.1
Transport-Services	2.1
Telecom Services	2.1
Explosives	2.0
Public Thoroughfares	2.0
Oil Companies-Exploration & Production	2.0
Oil-Field Services	2.0
Machinery-Electrical	2.0
Power Converter/Supply Equipment	1.9
Coal	1.9
Multimedia	1.8
Machinery-General Industrial	1.8
Electronic Components-Semiconductors	1.8
Telephone-Integrated	1.8
Computers-Periphery Equipment	1.7
Retail-Apparel/Shoe	1.7
Metal Processors & Fabrication	1.7
Investment Management/Advisor Services	1.7
Steel-Producers	1.6
Building & Construction Products-Misc.	1.6
Electric-Generation	1.5
Repurchase Agreements	1.4

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of December 31, 2015 (see Note 1):

	Level 1	Level 2		Level 3	Total
ASSETS:
Investments at Value:*
Common Stocks
Bermuda	$—	$4,302,230	**	$0	$4,302,230
China	—	9,131,122	**	2,980,139	12,111,261
Other Countries	3,287,826	78,289,895	**	—	81,577,721
Repurchase Agreements	—	1,448,000		—	1,448,000

Total Investments at Value	$3,287,826	$93,171,247		$2,980,139	$99,439,212

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $3,835,169 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. A security currently valued at $2,980,139 was transferred from Level 2 to Level 3 due to an exchange price not being available at December 31, 2015. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 09/30/2015	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	2,980,139
Transfers out of Level 3	—

Balance as of 12/31/2015	$2,980,139

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2015 includes:

Common Stock
$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 12/31/2015	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$0	Income Approach	Future Cash Flows*	$0.00

	$2,980,139	Market Approach	Transaction Price (12/21/15)	22.45 HKD
			Percent Movement of Comparable Index	1.2%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Audio/Video Products — 0.5%

Alpine Electronics, Inc.(1)	14,000	217,731

Auto-Cars/Light Trucks — 1.0%

Nissan Motor Co., Ltd.(1)	43,570	456,302

Auto-Heavy Duty Trucks — 5.0%

Hino Motors, Ltd.(1)	113,500	1,309,523
Isuzu Motors, Ltd.(1)	80,800	869,516

		2,179,039

Auto/Truck Parts & Equipment-Original — 8.9%

Exedy Corp.(1)	9,400	227,077
NGK Spark Plug Co., Ltd.(1)	25,570	673,581
Sumitomo Electric Industries, Ltd.(1)	96,250	1,356,200
Toyota Industries Corp.(1)	30,760	1,643,873

		3,900,731

Banks-Commercial — 2.9%

Mizuho Financial Group, Inc.(1)	643,400	1,284,377

Batteries/Battery Systems — 0.8%

GS Yuasa Corp.(1)	96,000	356,233

Brewery — 2.9%

Asahi Group Holdings, Ltd.(1)	41,300	1,291,123

Building Products-Cement — 1.5%

Taiheiyo Cement Corp.(1)	223,000	650,185

Chemicals-Diversified — 0.5%

Asahi Kasei Corp.(1)	35,000	236,880

Chemicals-Specialty — 2.9%

Shin-Etsu Chemical Co., Ltd.(1)	16,110	875,031
Tokyo Ohka Kogyo Co., Ltd.(1)	13,160	415,553

		1,290,584

Computer Services — 1.0%

SCSK Corp.(1)	11,400	460,038

Computers-Integrated Systems — 6.8%

Fujitsu, Ltd.(1)	599,105	2,981,966

Computers-Memory Devices — 1.0%

TDK Corp.(1)	6,520	417,051

Diversified Banking Institutions — 3.8%

Mitsubishi UFJ Financial Group, Inc.(1)	269,120	1,665,555

Diversified Operations — 0.6%

Seiko Holdings Corp.(1)	50,500	284,924

E-Services/Consulting — 1.0%

Digital Garage, Inc.(1)	24,800	443,532

Electric Products-Misc. — 0.4%

Funai Electric Co., Ltd.(1)	21,800	182,466

Electronic Components-Misc. — 0.5%

Hitachi High-Technologies Corp.(1)	8,300	224,296

Electronic Components-Semiconductors — 3.1%

Rohm Co., Ltd.(1)	13,000	656,981
Sumco Corp.(1)	94,600	710,710

		1,367,691

Electronic Connectors — 1.8%

Japan Aviation Electronics Industry, Ltd.(1)	55,100	791,990

Food-Retail — 1.0%

Seven & i Holdings Co., Ltd.(1)	9,700	442,276

Insurance-Life/Health — 8.0%

Sony Financial Holdings, Inc.(1)	98,795	1,764,769
T&D Holdings, Inc.(1)	134,690	1,770,548

		3,535,317

Insurance-Property/Casualty — 1.5%

Tokio Marine Holdings, Inc.(1)	17,380	669,660

Medical Instruments — 2.1%

Olympus Corp.(1)	23,550	927,552

Medical-Drugs — 1.5%

Takeda Pharmaceutical Co., Ltd.(1)	13,000	647,184

Metal Products-Fasteners — 0.5%

Tsubaki Nakashima Co., Ltd.	15,200	217,513

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Non-Ferrous Metals — 2.2%

Mitsubishi Materials Corp.(1)	303,925	955,886

Oil Companies-Exploration & Production — 1.0%

Inpex Corp.(1)	46,000	453,957

Real Estate Operations & Development — 2.4%

Leopalace21 Corp.†(1)	194,800	1,052,551

Rental Auto/Equipment — 0.8%

Kanamoto Co., Ltd.(1)	13,300	337,065

Retail-Consumer Electronics — 1.2%

K’s Holdings Corp.(1)	15,800	537,728

Retail-Convenience Store — 0.5%

FamilyMart Co., Ltd.(1)	4,900	227,679

Rubber-Tires — 2.3%

Toyo Tire & Rubber Co., Ltd.(1)	52,340	1,032,092

Steel-Specialty — 1.4%

Hitachi Metals, Ltd.(1)	49,665	612,441

Telephone-Integrated — 12.9%

KDDI Corp.(1)	28,200	730,012
Nippon Telegraph & Telephone Corp.(1)	52,440	2,081,964
SoftBank Group Corp.(1)	56,470	2,845,769

		5,657,745

Television — 7.0%

Nippon Television Holdings, Inc.(1)	129,550	2,357,683
TV Asahi Holdings Corp.(1)	40,900	706,261

		3,063,944

Toys — 2.2%

Bandai Namco Holdings, Inc.(1)	17,600	369,812
Nintendo Co., Ltd.(1)	4,190	576,803

		946,615

Transport-Rail — 2.0%

East Japan Railway Co.(1)	9,500	892,831

Total Long-Term Investment Securities (cost $43,777,582)		42,892,730

REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount $866,001 collateralized by $915,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $887,196. (cost $866,000)	$866,000	866,000

TOTAL INVESTMENTS (cost $44,643,582)(4)	99.4%	43,758,730
Other assets less liabilities	0.6	269,873

NET ASSETS	100.0%	$44,028,603

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $42,675,217 representing 96.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	97.4%
United States	2.0

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1	Level 2		Level 3	Total
ASSETS:
Investments at Value:*
Common Stocks
Miscellaneous Manufacturing	$—	$—		$0	$0
Other Industries	217,513	42,675,217	**	—	42,892,730
Repurchase Agreements	—	866,000		—	866,000

Total Investments at Value	$217,513	$43,541,217		$0	$43,758,730

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2015 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of December 31, 2015 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1.

However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2015, the repurchase agreements held by the Funds are subject to master netting provisions. See the Portfolio of Investments for more information about the Funds’ holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of December 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	0.44%	$1,448,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated December 31, 2015, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,958,000, a repurchase price of $331,958,369, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$72,855,000	$72,565,183
U.S. Treasury Notes	0.75	12/31/2017	100,000,000	99,335,900
U.S. Treasury Notes	3.50	2/15/2018	40,000,000	42,525,000
U.S. Treasury Notes	3.50	5/15/2020	115,110,000	124,174,913

Note 3. Federal Income Taxes

As of December 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$109,428,574	$45,033,051

Appreciation	3,922,608	1,487,899
Depreciation	(13,911,970)	(2,762,220)

Net unrealized appreciation (depreciation)	$(9,989,362)	$(1,274,321)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    February 29, 2016